                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ------------------
Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             St. Denis J. Villere & Company
                  ------------------------------------
Address:          210 Baronne Street, Suite 808
                  ------------------------------------
                  New Orleans, LA  70112
                  ------------------------------------


13F File Number:  28-774
                    ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             George V. Young
                  ------------------------------------
Title:            Partner
                  ------------------------------------
Phone:            (504) 525-0808
                  ------------------------------------

Signature, Place, and Date of Signing:


/s/ GEORGE V. YOUNG                  New Orleans, LA                  11/10/99
---------------------------------    ----------------------------    ----------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number          Name

        28-_________________     ___________________________________
        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             136

Form 13F Information Table Value Total:     $   636,805
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.             13F File Number         Name

        ____            28-____________         ________________________________

        [Repeat as necessary.]

                           St. Denis J. Villere & Co.
                                    FORM 13F
                               September 30, 1999



        COLUMN 1                  COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------       --------------     --------    --------  ------------------ ---------- -------- --------------------
                                                                 VALUE  SHRS OR  SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------       --------------     --------    --------  -------  ---  ---- ---------- -------- --------------------
HALTER MARINE GROUP INC        SR SB NTCV 4.5% 04 40642y AC 9  $3,661  5,905,000 PRN        OTHER                    5,905,000

HALTER MARINE GROUP INC        SUB NT CV 144A04   40642y AA 3  $2,734  4,500,000 PRN        OTHER                    4,500,000

INTERMAGNETICS GEN CORP        SBDB144A 5.75%03   458771 AB 8  $2,696  4,180,000 PRN        OTHER                    4,180,000

OFFSHORE LOGISTICS INC         SUB NT CV 144A 03  676255 AD 4  $1,643  1,950,000 PRN        OTHER                    1,950,000

MAIL-WELL INC                  SUB NT CONV 5%02   560321 AD 3    $183    192,000 PRN        OTHER                      192,000

OFFSHORE LOGISTICS INC         SUB NT CONV 6%03   676255 AF 9     $27     30,000 PRN        OTHER                       30,000

TRANS LUX CORP                 SUB NT CV 7.5% 06  893247 AD 8     $21     25,000 PRN        OTHER                       25,000

O CHARLEYS INC                 COM                670823 10 3  35,072  2,377,775 Sh         OTHER                    2,377,775

SCP POOL CORP                  COM                784028 10 2  53,821  2,290,274 Sh         OTHER                    2,290,274

STEWART ENTERPRISES INC        CL A               860370 10 5  13,488  2,224,772 Sh         OTHER                    2,224,772

HARMON IND INC (NEW)           COM                413136 10 2  22,385  1,781,900 Sh         OTHER                    1,781,900

VITECH AMER INC                COM                928489 10 3  16,261  1,626,057 Sh         OTHER                    1,626,057

LEGGETT & PLATT INC            COM                524660 10 7  28,856  1,465,684 Sh         OTHER                    1,465,684

OPTIMAL ROBOTICS CORP          CL A NEW           68388R 20 8  24,478  1,359,900 Sh         OTHER                    1,359,900

INDEPENDENT ENERGY HLDGS PLC   SPONSORED ADR      45384X 10 8  25,175  1,312,050 Sh         OTHER                    1,312,050

CERNER CORP                    COM                156782 10 4  17,449  1,144,200 Sh         OTHER                    1,144,200

PITTWAY CORP DEL               CL A               725790 20 8  28,864    916,320 Sh         OTHER                      916,320

HUNTINGDON LIFE SCIENCES GROUP ADR                445891 20 3  $1,094    875,000 Sh         OTHER                      875,000

GULF ISLAND FABRICATION INC    COM                402307 10 2  10,351    784,900 Sh         OTHER                      784,900

BANK ONE CORP                  COM                06423A 10 3  24,341    699,208 Sh         OTHER                      699,208

STONE ENERGY CORP              COM                861642 10 6  34,869    683,700 Sh         OTHER                      683,700

WELLS FARGO & CO NEW           COM                949746 10 1  24,121    608,727 Sh         OTHER                      608,727

HENRY JACK & ASSOCIATES        COM                426281 10 1  21,046    569,775 Sh         OTHER                      569,775

RIVIANA FOODS INC              COM                769536 10 3  10,223    531,086 Sh         OTHER                      531,086

HANCOCK HLDG CO                COM                410120 10 9  17,526    438,155 Sh         OTHER                      438,155

NEWPARK RES INC                COM PAR $.01 NEW   651718 50 4  $2,482    320,200 Sh         OTHER                      320,200

BLOCK H&R INC                  COM                093671 10 5  13,721    315,876 Sh         OTHER                      315,876

SOLECTRON CORP                 COM                834182 10 7  21,881    304,700 Sh         OTHER                      304,700

LAYNE CHRISTENSEN CO           COM                521050 10 4  $2,918    271,400 Sh         OTHER                      271,400

EXXON CORP                     COM                302290 10 1  16,294    214,391 Sh         OTHER                      214,391

UNION PLANTERS CORP            COM                908068 10 9  $8,146    199,903 Sh         OTHER                      199,903

3DO CO                         COM                88553W 10 5  $1,890    187,800 Sh         OTHER                      187,800

BRISTOL MYERS SQUIBB CO        COM                110122 10 8  12,413    183,896 Sh         OTHER                      183,896

COCA COLA CO                   COM                191216 10 0  $8,861    183,646 Sh         OTHER                      183,646

QUINTILES TRANSNATIONAL CORP   COM                748767 10 0  $3,431    180,293 Sh         OTHER                      180,293

OFFSHORE LOGISTICS INC         COM                676255 10 2  $1,786    173,200 Sh         OTHER                      173,200

INSITUFORM TECHNOLOGIES INC    CL A               457667 10 3  $4,018    160,700 Sh         OTHER                      160,700

PROFESSIONAL DETAILING INC     COM                74312N 10 7  $4,016    154,850 Sh         OTHER                      154,850

3-D SYS CORP DEL               COM NEW            88554D 20 5    $629    137,930 Sh         OTHER                      137,930

PROMEDCO MGMT CO               COM                74342L 10 5    $450    135,900 Sh         OTHER                      135,900

BHA GROUP HLDGS INC            COM                055446 10 8  $1,288    132,944 Sh         OTHER                      132,944

WHITNEY HLDG CORP              COM                966612 10 3  $4,489    130,599 Sh         OTHER                      130,599

FEDERAL NATL MTG ASSN          COM                313586 10 9  $7,570    120,764 Sh         OTHER                      120,764

AMERICAN ITALIAN PASTA CO      CL A               027070 10 1  $3,100    108,300 Sh         OTHER                      108,300

PEGASUS SYSTEMS INC            COM                705906 10 5  $3,683     98,200 Sh         OTHER                       98,200

HIBERNIA CORP                  CL A               428656 10 2  $1,132     97,395 Sh         OTHER                       97,395

                           St. Denis J. Villere & Co.
                                    FORM 13F
                               September 30, 1999



FIRST AMER CORP-TENN           COM                318900 10 7  $3,934     90,430 Sh         OTHER                       90,430

BANK OF AMERICA CORPORATION    COM                060505 10 4  $4,763     85,524 Sh         OTHER                       85,524

PROFESSIONAL STAFF PLC         SPONSORED ADR      74315R 10 5    $489     85,000 Sh         OTHER                       85,000

PANAMERICAN BEVERAGES INC      CL A               P74823 10 8  $1,270     76,700 Sh         OTHER                       76,700

MERCK & CO INC                 COM                589331 10 7  $4,927     76,024 Sh         OTHER                       76,024

KING WORLD PRODTNS INC         COM                495667 10 7  $2,749     73,300 Sh         OTHER                       73,300

KEYCORP NEW                    COM                493267 10 8  $1,679     65,032 Sh         OTHER                       65,032

MCDONALDS CORP                 COM                580135 10 1  $2,694     62,296 Sh         OTHER                       62,296

SCOTTS CO                      CL A               810186 10 6  $2,015     58,200 Sh         OTHER                       58,200

GENERAL ELEC CO                COM                369604 10 3  $6,834     57,642 Sh         OTHER                       57,642

HOME DEPOT INC                 COM                437076 10 2  $3,908     56,948 Sh         OTHER                       56,948

ROWAN COS INC                  COM                779382 10 0    $858     52,800 Sh         OTHER                       52,800

LAMAR CAPITAL CORP             COM                51282P 10 6    $574     52,800 Sh         OTHER                       52,800

DISNEY WALT CO                 COM                254687 10 6  $1,344     51,700 Sh         OTHER                       51,700

WALGREEN CO                    COM                931422 10 9  $1,254     49,400 Sh         OTHER                       49,400

SCHLUMBERGER LTD               COM                806857 10 8  $3,036     48,722 Sh         OTHER                       48,722

ROYAL DUTCH PETE CO            NY REG GLD 1.25    780257 80 4  $2,781     47,081 Sh         OTHER                       47,081

BASIN EXPL INC                 COM                070107 10 7  $1,128     47,000 Sh         OTHER                       47,000

DEVELOPERS DIVERSIFIED RLTY CO COM                251591 10 3    $596     42,600 Sh         OTHER                       42,600

PHILIP MORRIS COS INC          COM                718154 10 7  $1,289     37,697 Sh         OTHER                       37,697

BP AMOCO PLC                   SPONSORED ADR      055622 10 4  $4,153     37,479 Sh         OTHER                       37,479

CONNETICS CORP                 COM                208192 10 4    $166     35,000 Sh         OTHER                       35,000

FIRSTAR CORP NEW WIS           COM                33763V 10 9    $882     34,400 Sh         OTHER                       34,400

CHEVRON CORPORATION            COM                166751 10 7  $2,998     33,776 Sh         OTHER                       33,776

COLGATE PALMOLIVE CO           COM                194162 10 3  $1,510     33,016 Sh         OTHER                       33,016

BESTFOODS                      COM                08658U 10 1  $1,581     32,561 Sh         OTHER                       32,561

SOUTH ALA BANCORPORATION       COM                836234 10 4    $473     31,737 Sh         OTHER                       31,737

LINCARE HLDGS INC              COM                532791 10 0    $846     31,725 Sh         OTHER                       31,725

VELCRO INDS NV                 COM                922571 10 4    $429     31,470 Sh         OTHER                       31,470

MOBIL CORP                     COM                607059 10 2  $3,062     30,388 Sh         OTHER                       30,388

STEIN MART INC                 COM                858375 10 8    $214     30,000 Sh         OTHER                       30,000

MARINE DRILLING COS INC        COM PAR $0.01      568240 20 4    $465     29,400 Sh         OTHER                       29,400

HALTER MARINE GROUP INC        COM                40642Y 10 5    $159     29,300 Sh         OTHER                       29,300

SERVICEMASTER CO               COM                81760N 10 9    $410     25,542 Sh         OTHER                       25,542

BELLSOUTH CORP                 COM                079860 10 2  $1,089     24,200 Sh         OTHER                       24,200

MCMORAN EXPLORATION CO         COM                582411 10 4    $519     24,160 Sh         OTHER                       24,160

CTB INTL CORP                  COM                125960 10 4    $152     22,300 Sh         OTHER                       22,300

CAPROCK COMMUNICATIONS CORP    COM                140667 10 6    $512     22,000 Sh         OTHER                       22,000

PEPSICO INC                    COM                713448 10 8    $665     21,815 Sh         OTHER                       21,815

AMERICAN HOME PRODS CORP       COM                026609 10 7    $834     20,108 Sh         OTHER                       20,108

SCHERING PLOUGH CORP           COM                806605 10 1    $866     19,850 Sh         OTHER                       19,850

JOHNSON & JOHNSON              COM                478160 10 4  $1,770     19,264 Sh         OTHER                       19,264

PFIZER INC                     COM                717081 10 3    $666     18,578 Sh         OTHER                       18,578

ABBOTT LABS                    COM                002824 10 0    $616     16,800 Sh         OTHER                       16,800

PETROLEUM HELICOPTERS INC      COM VTG            716604 10 3    $155     16,363 Sh         OTHER                       16,363

FIRST PRIORITY GROUP INC       COM PAR $0.015     335914 20 6     $15     16,000 Sh         OTHER                       16,000

ALLSTATE CORP                  COM                020002 10 1    $398     15,964 Sh         OTHER                       15,964

ENTERTAINMENT PPTYS TR         COM SH BEN INT     29380T 10 5    $231     15,800 Sh         OTHER                       15,800

COMMERCE GROUP INC MASS        COM                200641 10 8    $361     15,700 Sh         OTHER                       15,700

SARA LEE CORP                  COM                803111 10 3    $366     15,672 Sh         OTHER                       15,672

ST PAUL COS INC                COM                792860 10 8    $425     15,450 Sh         OTHER                       15,450

PETROLEUM HELICOPTERS INC      COM NON VTG        716604 20 2    $154     15,017 Sh         OTHER                       15,017

                           St. Denis J. Villere & Co.
                                    FORM 13F
                               September 30, 1999



SNB BANCSHARES INC             COM                784605 10 7    $240     15,000 Sh         OTHER                       15,000

GRAINGER WW INC                COM                384802 10 4    $711     14,800 Sh         OTHER                       14,800

WORLDGATE COMMUNICATIONS INC   COM                98156L 30 7    $339     14,800 Sh         OTHER                       14,800

CHART HOUSE ENTERPRISES INC    COM                160902 10 2     $73     13,500 Sh         OTHER                       13,500

REGIONS FINL CORP              COM                758940 10 0    $388     12,946 Sh         OTHER                       12,946

AMERICA ONLINE INC DEL         COM                02364J 10 4  $1,336     12,840 Sh         OTHER                       12,840

WAL MART STORES INC            COM                931142 10 3    $599     12,600 Sh         OTHER                       12,600

DUPONT EI DE NEMOURS & CO      COM                263534 10 9    $761     12,580 Sh         OTHER                       12,580

GTE CORP                       COM                362320 10 3    $924     12,026 Sh         OTHER                       12,026

DELL COMPUTER CORP             COM                247025 10 9    $468     11,200 Sh         OTHER                       11,200

AMC ENTMT INC                  COM                001669 10 0    $151     10,810 Sh         OTHER                       10,810

PACIFIC DUNLOP LTD             ADR                694185 20 8     $67     10,648 Sh         OTHER                       10,648

ELTRAX SYS INC                 COM                290375 10 4     $36     10,000 Sh         OTHER                       10,000

LIBERTE INVS INC DEL           COM                530154 10 3     $34     10,000 Sh         OTHER                       10,000

UNILEVER N V                   N Y SHS NEW        904784 70 9    $676      9,916 Sh         OTHER                        9,916

TRI CONTL CORP                 COM                895436 10 3    $285      9,736 Sh         OTHER                        9,736

INTERNATIONAL BUSINESS MACHS   COM                459200 10 1  $1,137      9,400 Sh         OTHER                        9,400

WACHOVIA CORP                  COM                929771 10 3    $722      9,180 Sh         OTHER                        9,180

3COM CORP                      COM                885535 10 4    $264      9,175 Sh         OTHER                        9,175

SEARS ROEBUCK & CO             COM                812387 10 8    $288      9,174 Sh         OTHER                        9,174

MAY DEPT STORES CO             COM                577778 10 3    $333      9,132 Sh         OTHER                        9,132

MCI WORLDCOM INC               COM                55262B 10 6    $609      8,469 Sh         OTHER                        8,469

MICROSOFT CORP                 COM                594918 10 4    $688      7,600 Sh         OTHER                        7,600

PROCTER & GAMBLE CO            COM                742718 10 9    $684      7,300 Sh         OTHER                        7,300

SECURITY FIRST TECHNOLOGIES CP COM                814279 10 5    $280      7,200 Sh         OTHER                        7,200

EL PASO ENERGY CORP DEL        COM                283905 10 7    $282      7,000 Sh         OTHER                        7,000

LUCENT TECHNOLOGIES INC        COM                549463 10 7    $454      6,993 Sh         OTHER                        6,993

INTEL CORP                     COM                458140 10 0    $502      6,754 Sh         OTHER                        6,754

AT&T CORP                      COM                001957 10 9    $289      6,643 Sh         OTHER                        6,643

MORGAN STANLEY DEAN WITTER
& CO                           COM NEW            617446 44 8    $549      6,155 Sh         OTHER                        6,155

AMERICAN EXPRESS CO            COM                025816 10 9    $743      5,500 Sh         OTHER                        5,500

UNION PAC CORP                 COM                907818 10 8    $261      5,439 Sh         OTHER                        5,439

MARSH MCLENNAN COS INC         COM                571748 10 2    $370      5,400 Sh         OTHER                        5,400

CISCO SYS INC                  COM                17275R 10 2    $352      5,138 Sh         OTHER                        5,138

PNC BK CORP                    COM                693475 10 5    $242      4,602 Sh         OTHER                        4,602

WARNER-LAMBERT CO              COM                934488 10 7    $289      4,358 Sh         OTHER                        4,358

QLT PHOTOTHERAPEUTICS INC      COM                746927 10 2    $316      4,130 Sh         OTHER                        4,130

WEYERHAEUSER CO                COM                962166 10 4    $216      3,750 Sh         OTHER                        3,750